Restricted Shares for Long Term Incentive Plans (Detail) (Long Term Incentive Plans, USD $) In Thousands, except Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTIP 3-year plan	2008-09-10	2007-08-09	2006-07-08
Number of shares issued	157,491	68,172	172,130
Average share value on date of issuance	$ 62.35	$ 48.58	$ 65.34
Total value	$ 9,820	$ 3,312	$ 11,247